UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 64.9%
Federal Home Loan Bank — 0.6%
2.14% due 12/05/2022	$1,000,000	$974,941

Federal Home Loan Mtg. Corp. — 5.8%
1.00% due 05/14/2018	2,000,000	1,985,942
3.50% due 08/01/2030	4,811,000	5,041,591
Federal Home Loan Mtg. Corp. REMIC(1) Series 3747, Class WA 3.50% due 10/15/2030	2,828,946	2,958,635

		9,986,168

Federal National Mtg. Assoc. — 9.3%
1.25% due 09/28/2016	10,000,000	10,036,240
2.25% due 10/17/2022	1,000,000	988,820
2.50% due 11/01/2027	4,843,845	4,922,118

		15,947,178

Government National Mtg. Assoc. — 49.1%
2.50% due 08/20/2030	2,952,486	2,948,112
3.50% due 11/15/2041	715,820	745,565
3.50% due 03/15/2042	513,849	535,202
3.50% due 06/15/2042	3,219,022	3,352,261
3.50% due 07/15/2042	1,099,081	1,144,507
3.50% due 02/20/2045	1,709,941	1,785,163
4.00% due 03/15/2039	307,453	326,304
4.00% due 04/15/2039	190,281	202,138
4.00% due 06/15/2039	754,810	801,055
4.00% due 12/15/2039	373,800	396,848
4.00% due 08/15/2040	352,622	374,301
4.00% due 09/15/2040	641,251	680,817
4.00% due 11/15/2040	587,999	624,409
4.00% due 12/15/2040	916,050	975,771
4.00% due 02/15/2041	489,716	520,062
4.00% due 03/15/2041	307,525	326,491
4.00% due 07/15/2041	592,233	628,921
4.00% due 08/15/2041	1,188,614	1,261,722
4.00% due 09/15/2041	2,337,867	2,481,672
4.00% due 10/15/2041	1,023,431	1,086,415
4.00% due 11/15/2041	3,275,340	3,480,444
4.00% due 12/15/2041	1,291,116	1,373,118
4.00% due 01/15/2042	2,570,673	2,744,141
4.00% due 02/15/2042	1,543,868	1,641,021
4.00% due 03/15/2042	378,343	401,608
4.00% due 06/15/2042	678,815	720,654
4.50% due 05/15/2018	137,513	141,152
4.50% due 08/15/2018	153,148	157,409
4.50% due 09/15/2018	442,171	457,302
4.50% due 10/15/2018	594,734	614,064
4.50% due 09/15/2033	558,062	607,041
4.50% due 03/15/2039	160,721	173,252
4.50% due 04/15/2039	153,262	165,314
4.50% due 05/15/2039	657,175	710,176
4.50% due 06/15/2039	2,204,845	2,382,132
4.50% due 07/15/2039	1,085,538	1,172,888
4.50% due 09/15/2039	324,008	350,082
4.50% due 10/15/2039	278,234	300,208
4.50% due 11/15/2039	291,449	314,401
4.50% due 12/15/2039	876,843	947,994
4.50% due 01/15/2040	391,646	423,704
4.50% due 02/15/2040	1,820,083	1,967,257
4.50% due 03/15/2040	954,524	1,030,599
4.50% due 04/15/2040	1,050,925	1,136,320
4.50% due 05/15/2040	386,589	417,976
4.50% due 06/15/2040	487,252	525,783
4.50% due 07/15/2040	744,719	805,587
4.50% due 08/15/2040	212,792	230,330
4.50% due 09/15/2040	182,402	197,655
4.50% due 11/15/2040	274,616	297,283
4.50% due 01/15/2041	315,567	341,452
4.50% due 02/15/2041	365,039	394,048
4.50% due 03/15/2041	2,141,708	2,314,069
4.50% due 04/15/2041	1,194,065	1,289,202
4.50% due 05/15/2041	378,419	408,344
4.50% due 06/15/2041	902,159	981,497
4.50% due 07/15/2041	167,341	180,415
4.50% due 08/15/2041	736,477	794,754
5.00% due 04/15/2018	549,814	570,829
5.00% due 05/15/2018	118,651	122,314
5.00% due 08/15/2033	577,355	643,455
5.00% due 10/15/2033	963,229	1,063,100
5.00% due 05/15/2035	317,197	353,033
5.00% due 08/15/2035	523,432	583,268
5.00% due 03/15/2036	249,634	276,960
5.00% due 05/15/2036	131,084	146,163
5.00% due 09/15/2036	292,441	324,375
5.00% due 10/15/2036	158,076	173,068
5.00% due 01/15/2037	433,178	482,643
5.00% due 02/15/2037	557,581	618,398
5.00% due 03/15/2037	121,050	135,005
5.00% due 04/15/2037	956,722	1,051,984
5.00% due 04/15/2038	660,319	725,512
5.00% due 05/15/2038	369,909	409,717
5.00% due 08/15/2038	882,403	967,007
5.00% due 01/15/2039	309,465	342,662
5.00% due 02/15/2039	175,494	194,320
5.00% due 03/15/2039	235,000	258,054
5.00% due 04/15/2039	242,655	268,717
5.00% due 07/20/2039	1,701,041	1,879,450
5.00% due 08/15/2039	492,927	542,587
5.00% due 10/15/2039	1,181,813	1,309,028
5.00% due 11/15/2039	923,677	1,014,291
5.00% due 12/15/2039	809,951	894,052
5.00% due 04/15/2040	858,498	940,779
5.00% due 05/15/2040	1,687,103	1,859,045
5.00% due 07/20/2045	904,078	998,577
5.50% due 06/15/2033	1,005,307	1,138,809
5.50% due 07/15/2033	170,953	194,290
5.50% due 10/15/2033	236,497	268,941
5.50% due 01/15/2034	764,774	869,596
5.50% due 02/15/2034	334,584	380,833
5.50% due 04/20/2035	662,317	739,744
5.50% due 09/15/2035	560,466	645,324
5.50% due 10/15/2035	480,077	540,276
5.50% due 02/15/2038	222,911	248,879
5.50% due 04/15/2038	136,383	151,763
5.50% due 05/15/2038	139,391	155,285
5.50% due 09/15/2039	110,852	123,540
4.50% due 04/20/2044	1,216,870	1,309,265

5.50% due 03/15/2040	216,641	241,428
5.50% due 08/15/2040	144,049	160,267
6.00% due 04/15/2028	229,767	264,878
6.00% due 08/15/2033	357,765	412,941
6.00% due 12/15/2033	155,618	179,597
6.00% due 07/15/2034	119,005	133,496
6.00% due 12/15/2034	132,175	152,107
6.00% due 09/20/2038	1,716,294	1,920,340
6.50% due 10/15/2031	122,775	140,538
Government National Mtg. Assoc. REMIC Series 2010-104, Class NG 3.00% due 07/20/2038(1)	928,206	942,581

		84,251,523

Small Business Administration — 0.1%
6.30% due 06/01/2018	109,095	115,122

Total U.S. Government Agencies (cost $109,314,781)		111,274,932

U.S. GOVERNMENT TREASURIES — 30.8%
United States Treasury Bonds — 9.4%
2.50% due 02/15/2045	1,000,000	897,227
4.25% due 11/15/2040	8,000,000	9,890,312
4.75% due 02/15/2041	4,000,000	5,317,188

		16,104,727

United States Treasury Notes — 21.4%
0.88% due 11/15/2017	2,000,000	1,993,046
1.50% due 07/31/2016	16,000,000	16,080,624
2.00% due 02/15/2022	5,000,000	5,008,985
2.00% due 02/15/2025	5,000,000	4,887,695
2.00% due 08/15/2025	8,000,000	7,800,312
3.13% due 05/15/2019	1,000,000	1,054,961

		36,825,623

Total U.S. Government Treasuries (cost $49,655,944)		52,930,350

Total Long-Term Investment Securities (cost $158,970,725)		164,205,282

REPURCHASE AGREEMENTS — 3.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $6,684,000)	6,684,000	6,684,000

TOTAL INVESTMENTS (cost $165,654,725)(3)	99.6%	170,889,282
Other assets less liabilities	0.4	690,666

NET ASSETS —	100.0%	$171,579,948

(1)	Collateralized Mortgage Obligation

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$111,274,932	$—	$111,274,932
U.S. Government Treasuries	—	52,930,350	—	52,930,350
Repurchase Agreements	—	6,684,000	—	6,684,000

Total Investments at Value	$—	$170,889,282	$—	$170,889,282

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Security Description		Principal Amount**/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*		$28,000	$28,354
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.00% due 10/25/2034		95,072	88,869
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*		67,000	67,212
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*		97,817	95,671
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020		78,000	77,471
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.70% due 04/15/2021		376,000	374,147
Commercial Mtg. Trust Series 2015-LC23, Class A4 3.77% due 10/10/2053(1)		493,000	502,230
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)		71,000	70,546
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)		82,251	82,803
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*		106,198	105,872
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*		100,000	99,228
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023		117,000	115,935
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.58% due 11/25/2036		101,606	88,886
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020		76,000	76,075
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*		50,000	49,726
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)		102,000	103,494
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)		141,419	138,731
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020		76,000	76,214
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*		45,837	45,858
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021		195,000	193,450
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*		78,803	76,889
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*		43,890	43,470

Total Asset Backed Securities (cost $2,618,021)			2,601,131

U.S. CORPORATE BONDS & NOTES — 46.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		248,000	245,709

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*		399,000	396,750
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*		195,000	189,772
Boeing Co. Senior Notes 0.95% due 05/15/2018		490,000	484,370
Boeing Co. Senior Notes 2.20% due 10/30/2022		271,000	261,576
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046		124,000	127,022

			1,459,490

Aerospace/Defense-Equipment — 0.3%
Harris Corp. Senior Notes 4.85% due 04/27/2035		345,000	339,464
Harris Corp. Senior Notes 5.05% due 04/27/2045		327,000	320,188
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		578,000	583,780

			1,243,432

Airlines — 0.6%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019		882,000	893,025
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)		29,568	29,863
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018		232,838	243,316
United Airlines Pass-Through Trust Senior Notes Series 2014-2, Class B 4.63% due 03/03/2024		750,000	751,875
United Airlines Pass-Through Trust Senior Notes Series 2013-1, Class B 5.38% due 02/15/2023		500,301	516,561

			2,434,640

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020		997,000	1,004,477

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018		293,000	292,477

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		619,000	616,268
American Honda Finance Corp. Senior Notes 2.63% due 10/14/2022	GBP	300,000	441,243
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		577,000	565,922
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		360,000	357,476
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*		704,000	701,816
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018		229,000	228,459

			2,911,184

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,384,625

Auto/Truck Parts & Equipment-Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021		625,000	636,125
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*		500,000	461,250

			1,097,375

Banks-Commercial — 1.2%
Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025		345,000	343,404
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		682,000	670,773
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020		857,000	849,558
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		445,000	441,615
KeyBank NA Senior Notes 2.25% due 03/16/2020		493,000	487,485
PNC Bank NA Senior Notes 1.85% due 07/20/2018		700,000	698,631
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		610,000	766,195
Woori Bank Sub. Notes 4.75% due 04/30/2024		350,000	356,996

			4,614,657

Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	777,223

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025		80,000	78,988
Wells Fargo & Co. Senior Notes 1.50% due 09/12/2022	EUR	400,000	439,327
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		295,000	301,353
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		462,000	466,120

			1,285,788

Batteries/Battery Systems — 0.2%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		876,000	871,620

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022		895,000	863,675

Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*		807,000	823,140

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		384,000	360,960

Building Products-Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		527,000	451,903

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025		468,000	458,640

Cable/Satellite TV — 0.9%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*		300,000	300,750
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		988,000	983,060
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*		412,000	409,532
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*		187,000	188,932
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*		585,000	586,462
Comcast Corp. Company Guar. Notes 5.50% due 11/23/2029	GBP	185,000	330,977
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		674,000	584,695

			3,384,408

Casino Hotels — 0.9%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020		918,000	872,100
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021		649,000	587,345
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022		500,000	410,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		629,000	644,725
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		657,000	660,285
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		575,000	573,562

			3,748,017

Cellular Telecom — 1.1%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		288,000	207,720
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		2,577,000	1,944,862
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025		1,350,000	985,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		350,000	357,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026		711,000	717,747

			4,212,829

Chemicals-Diversified — 0.3%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*		857,000	728,450
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*		440,000	434,100

			1,162,550

Chemicals-Specialty — 0.4%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021		741,000	744,705
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	309,305
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*		912,000	528,960

			1,582,970

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		891,000	552,420

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		573,000	538,002
Valspar Corp. Senior Notes 3.95% due 01/15/2026		144,000	143,049

			681,051

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		174,000	174,659
Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022		826,000	726,880
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		540,000	448,200
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		1,075,000	843,875

			2,193,614

Computer Services — 0.3%
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*		329,000	322,622
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*		384,000	370,031
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*		349,000	331,321
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032		102,000	102,383

			1,126,357

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*		520,000	501,800

Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		504,000	516,146
Apple, Inc. Senior Notes 3.05% due 07/31/2029	GBP	160,000	231,060
Dell, Inc. Senior Notes 4.63% due 04/01/2021		223,000	216,310
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041		735,000	641,754

			1,605,270

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020		137,000	135,127

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020		446,000	452,969
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		642,000	690,150
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		565,000	552,287

			1,695,406

Containers-Paper/Plastic — 0.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023		570,000	554,325
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*		142,000	142,789
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		560,000	459,200

			1,156,314

Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co. FRS Senior Notes 0.15% due 05/14/2019	EUR	300,000	325,510
Procter & Gamble Co. Senior Notes 1.13% due 11/02/2023	EUR	160,000	173,490

			499,000

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025		145,000	148,986
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*		200,000	201,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*		1,174,000	1,156,390
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*		213,000	213,000

			1,719,376

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 3.35% due 09/15/2025		254,000	257,859
Danaher Corp. Senior Notes 4.38% due 09/15/2045		141,000	145,653

			403,512

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*		450,000	429,750

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		703,000	688,940
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		10,000	9,375

			698,315

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	450,000	520,965
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		211,000	208,346
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		354,000	344,714
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		504,000	498,876
Bank of America Corp. Senior Notes 7.00% due 07/31/2028	GBP	100,000	197,939
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		117,000	141,285
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025		186,000	181,032
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		950,000	959,508
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		306,000	303,974
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP	40,000	67,736
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		199,000	221,570
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	300,000	330,150
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	275,000	319,609
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		412,000	416,678
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		596,000	591,445
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		126,000	125,166
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		150,000	145,708
Goldman Sachs Group, Inc. Sub. Notes 6.13% due 05/14/2017	GBP	175,000	272,518
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		518,000	606,803
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		643,000	751,626
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	400,000	469,747
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		337,000	338,945
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		513,000	511,586
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045		195,000	194,963
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	400,000	460,196
Morgan Stanley Senior Notes 2.80% due 06/16/2020		213,000	213,677
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		771,000	778,865
Morgan Stanley Senior Notes 4.75% due 03/22/2017		700,000	725,073
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		395,000	419,311
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR	300,000	383,840

			11,701,851

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		420,000	419,651

Diversified Manufacturing Operations — 0.7%
3M Co. FRS Senior Notes 0.15% due 05/15/2020	EUR	300,000	324,064
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	300,000	331,908
General Electric Co. Senior Notes 2.70% due 10/09/2022		432,000	430,189
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		567,000	617,919
Textron, Inc. Senior Notes 4.63% due 09/21/2016		595,000	607,751
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		343,000	314,186

			2,626,017

Diversified Operations — 0.1%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018		208,000	206,182

E-Commerce/Services — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025*		712,000	729,800

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*		585,000	506,025

Electric-Distribution — 0.1%
Entergy Louisiana LLC Company Guar. Notes 4.95% due 01/15/2045		326,000	325,458

Electric-Generation — 0.0%
NRG REMA LLC Sub. Notes 9.24% due 07/02/2017		155,247	155,247

Electric-Integrated — 1.7%
AES Corp. Senior Notes 5.50% due 03/15/2024		1,020,000	910,350
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020		227,000	224,865
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		755,000	784,345
Entergy Arkansas, Inc. Senior Sec. Notes 4.95% due 12/15/2044		359,000	353,910
Exelon Corp. Senior Notes 4.95% due 06/15/2035*		161,000	162,311
Exelon Corp. Senior Notes 5.10% due 06/15/2045*		164,000	165,196
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020		307,000	305,896
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		456,000	555,400
Louisville Gas & Electric Co. Pass Through Certs. 4.38% due 10/01/2045		41,000	41,889
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017		194,836	192,887
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028		1,051,264	1,019,726
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065		208,000	216,795
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017		628,000	623,906
Southern Power Co. Senior Notes 4.15% due 12/01/2025		312,000	311,418
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*		1,194,000	788,040
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*		255,000	255,019

			6,911,953

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018		229,000	225,036
Corning, Inc. Senior Notes 2.90% due 05/15/2022		229,000	219,355

			444,391

Electronic Components-Semiconductors — 0.4%
Intel Corp. Senior Notes 1.35% due 12/15/2017		496,000	496,660
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*		900,000	778,500
Qorvo, Inc. Company Guar. Notes 6.75% due 12/01/2023*		115,000	117,300
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*		280,000	288,400

			1,680,860

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024		35,000	33,247

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*		1,095,000	906,113

Enterprise Software/Service — 0.2%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*		448,000	451,360
Oracle Corp. Senior Notes 3.90% due 05/15/2035		226,000	211,899

			663,259

Finance-Auto Loans — 0.7%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024		985,000	1,008,394
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025		691,000	699,637
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*		1,115,000	1,109,425

			2,817,456

Finance-Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*		524,000	440,160
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*		498,000	441,975

			882,135

Finance-Consumer Loans — 0.6%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021		1,422,000	1,023,840
Navient Corp. Senior Notes 5.88% due 10/25/2024		500,000	400,000
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*		575,000	582,906
SLM Corp. Senior Notes 5.63% due 08/01/2033		41,000	27,470
Synchrony Financial Senior Notes 4.25% due 08/15/2024		447,000	440,949

			2,475,165

Finance-Credit Card — 0.5%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020		374,000	371,138
Discover Financial Services Senior Notes 3.75% due 03/04/2025		441,000	423,495
Visa, Inc. Senior Notes 2.20% due 12/14/2020		531,000	530,012
Visa, Inc. Senior Notes 3.15% due 12/14/2025		235,000	235,290
Visa, Inc. Senior Notes 4.15% due 12/14/2035		176,000	177,686
Visa, Inc. Senior Notes 4.30% due 12/14/2045		401,000	406,838

			2,144,459

Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)		361,000	36
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022		281,000	278,342

			278,406

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*		900,000	857,250

Finance-Other Services — 0.4%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017		192,000	191,076
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017		850,000	849,943
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020		385,000	378,452
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020		166,000	164,392

			1,583,863

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,115,000	802,800

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*		800,000	832,000

Food-Flour & Grain — 0.1%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*		463,000	484,993

Food-Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*		733,000	663,365

Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022		484,000	476,740
HJ Heinz Co. Notes 4.88% due 02/15/2025*		402,000	427,316

			904,056

Food-Retail — 0.2%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022		1,058,000	960,135

Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		631,000	567,900

Gambling (Non-Hotel) — 0.2%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*		585,000	558,675
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		572,000	406,120
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(4)		478,062	4,685

			969,480

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		252,000	241,008

Hotels/Motels — 0.2%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*		650,000	645,125

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*		650,000	672,750

Independent Power Producers — 0.5%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022		680,000	591,600
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		753,000	608,296
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		1,062,000	904,824

			2,104,720

Industrial Gases — 0.1%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020		114,000	114,713
Praxair, Inc. Senior Notes 1.50% due 03/11/2020	EUR	325,000	365,216

			479,929

Insurance Brokers — 0.2%
USI, Inc. Senior Notes 7.75% due 01/15/2021*		705,000	676,800

Insurance-Life/Health — 0.3%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025		413,000	420,228
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		295,000	328,077
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		494,000	490,675

			1,238,980

Insurance-Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		831,000	964,149
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		189,000	190,250
MetLife, Inc. Senior Notes 5.25% due 06/29/2020	GBP	190,000	315,496

			1,469,895

Insurance-Mutual — 0.5%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		242,000	216,435
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	861,934
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		345,000	330,929
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		679,000	681,655

			2,090,953

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,204,000	1,170,890

Investment Management/Advisor Services — 0.5%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,106,000	1,072,820
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*		1,196,000	1,094,340

			2,167,160

Machinery-Farming — 0.4%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		756,000	754,499
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017		766,000	766,411

			1,520,910

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		699,000	650,070

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		119,000	116,790
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025		386,000	372,465
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		198,000	180,904
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		700,000	700,449

			1,370,608

Medical Products — 0.2%
Greatbatch, Ltd. Senior Notes 9.13% due 11/01/2023*		737,000	729,630

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.13% due 09/13/2019	EUR	325,000	371,859
Celgene Corp. Senior Notes 5.00% due 08/15/2045		281,000	282,092
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046		196,000	198,357

			852,308

Medical-Drugs — 0.6%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*		301,000	300,920
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*		164,000	162,295
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*		675,000	690,187
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		486,000	526,242
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	550,000	613,749

			2,293,393

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043		180,000	166,258

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		395,000	393,838
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022		212,000	216,842

			610,680

Medical-Hospitals — 1.2%
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		1,823,000	1,731,850
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		1,420,000	1,306,400
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020		1,249,000	1,255,245
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		565,000	457,650

			4,751,145

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045*		129,000	127,041
Viacom, Inc. Senior Notes 4.85% due 12/15/2034		169,000	138,021
Viacom, Inc. Senior Notes 5.25% due 04/01/2044		159,000	131,191
Walt Disney Co. Senior Notes 1.50% due 09/17/2018		298,000	297,435

			693,688

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*		664,000	667,320
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*		364,000	314,860

			982,180

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019		453,000	456,888

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		416,000	307,840

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		885,000	853,015
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021		1,139,000	227,088
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023		600,000	486,000
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	152,400
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		829,000	422,790
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,105,000	552,500
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*		537,000	370,530
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*		214,500	141,570
Hess Corp. Senior Notes 5.60% due 02/15/2041		208,000	175,327
Hess Corp. Senior Notes 7.88% due 10/01/2029		235,000	256,700
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		685,000	568,550
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021		652,000	136,920
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021		740,000	222,000
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026		559,000	462,573
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024		290,000	258,107
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044		245,000	197,813
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020		1,264,000	840,560
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022		1,015,000	649,600
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019		579,000	78,165
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022		642,000	128,400
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023		789,000	426,060
SM Energy Co. Senior Notes 5.63% due 06/01/2025		506,000	333,960
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018		119,000	97,580
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025		299,000	188,370

			8,226,578

Oil Companies-Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018		456,000	452,351
Chevron Corp. Senior Notes 1.96% due 03/03/2020		251,000	247,345
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018		160,000	157,067
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018		464,000	463,263
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		324,000	277,979

			1,598,005

Oil Refining & Marketing — 0.3%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021		646,000	562,020
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023		57,000	59,850
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*		590,000	575,250

			1,197,120

Oil-Field Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	527,344
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021		196,000	119,560
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023		338,000	212,940

			859,844

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023		219,000	205,860
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		312,000	305,054
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*		692,000	683,769
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		946,000	956,935
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		387,000	426,883
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		620,000	620,000

			3,198,501

Pipelines — 1.4%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*		83,000	81,151
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		700,000	647,500
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035		265,000	192,684
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045		153,000	108,143
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036		736,000	637,358
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		715,000	543,400
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		532,000	425,600
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042		224,000	157,618
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020		548,000	559,126
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		461,000	327,310
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		575,000	504,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022		511,000	472,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021		926,000	879,700
Williams Partners LP Senior Notes 4.00% due 09/15/2025		146,000	109,319

			5,646,147

Printing-Commercial — 0.4%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		686,000	679,140
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022		1,175,000	737,312

			1,416,452

Publishing-Newspapers — 0.3%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*		600,000	552,000
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022		728,000	647,920

			1,199,920

Publishing-Periodicals — 0.6%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*		1,693,000	1,608,350
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*		701,000	641,415

			2,249,765

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*		525,000	528,281

Real Estate Investment Trusts — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*		471,000	445,095
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023		381,000	321,945
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021		781,000	787,834
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023		442,000	446,420
Equinix, Inc. Senior Notes 5.88% due 01/15/2026		510,000	525,300
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		544,000	530,400
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025		325,000	311,547
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025		117,000	114,909
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027		480,000	451,961
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024		474,000	478,705
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*		813,000	829,857

			5,243,973

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		775,000	747,875

Real Estate Operations & Development — 0.4%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*		941,000	976,288
Prologis LP Company Guar. Notes 1.38% due 05/13/2021	EUR	400,000	427,693

			1,403,981

Rental Auto/Equipment — 0.3%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023		450,000	448,875
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025		550,000	533,500

			982,375

Retail-Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		720,000	613,800

Retail-Computer Equipment — 0.1%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*		500,000	492,500

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022		484,000	474,991
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017		440,000	451,830

			926,821

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*		269,219	272,010
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		218,446	235,116
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		346,513	380,629

			887,755

Retail-Pawn Shops — 0.2%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018		625,000	625,781

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045		117,000	108,892

Retail-Restaurants — 0.6%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*		863,000	908,308
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026		215,000	214,823
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035		154,000	153,430
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045		217,000	218,322
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*		1,022,000	838,040

			2,332,923

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023		475,000	486,875

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(13)(14)		100,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021		648,000	686,880

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		718,000	742,632
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		1,145,000	1,301,259
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		714,000	834,663

			2,878,554

Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037		191,000	186,040
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	293,192

			479,232

Specified Purpose Acquisitions — 0.3%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,227,000	1,018,410

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		619,000	527,479

Steel-Producers — 0.4%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022		698,000	275,710
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018		575,000	517,500
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		704,000	651,200

			1,444,410

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021		331,000	195,290

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC 1st. Mtg. Bonds 6.00% due 06/15/2025*		177,000	170,363

Telephone-Integrated — 2.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		748,000	730,062
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		423,000	361,864
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		518,000	479,078
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		83,000	75,994
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		182,000	200,792
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025		513,000	433,485
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		121,000	110,897
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028		311,000	231,695
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022		632,000	530,880
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		250,000	258,125
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		99,000	97,268
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*		450,000	448,312
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*		1,765,000	1,747,350
Verizon Communications, Inc. Senior Notes 2.38% due 02/17/2022	EUR	300,000	347,386
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		569,000	567,401
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		208,000	191,907
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		563,000	488,797
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	325,000	508,053
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		887,000	839,746
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		16,000	18,228

			8,667,320

Theaters — 0.2%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022		420,000	435,750
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022		117,000	117,000
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025		340,000	328,100

			880,850

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		835,000	830,825

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		175,000	169,923

Wire & Cable Products — 0.4%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		1,825,000	1,405,250

Total U.S. Corporate Bonds & Notes (cost $200,446,183)			183,275,376

FOREIGN CORPORATE BONDS & NOTES — 22.6%
Aerospace/Defense — 0.3%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	150,000	234,465
Rolls-Royce PLC Company Guar. Notes 2.13% due 06/18/2021	EUR	365,000	416,864
Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*		437,000	427,289

			1,078,618

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		740,000	707,403

Airlines — 0.2%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		638,000	662,324

Airport Development/Maintenance — 0.3%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	600,000	675,946
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	200,000	383,598

			1,059,544

Auto-Cars/Light Trucks — 0.5%
BMW Finance NV Company Guar. Notes 3.38% due 12/14/2018	GBP	300,000	462,803
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	235,000	354,563
Renault SA Senior Notes 3.63% due 09/19/2018	EUR	300,000	349,666
Volkswagen Financial Services NV Company Guar. Notes 2.38% due 11/13/2018	GBP	225,000	328,302
Volkswagen Financial Services NV Company Guar. Notes 2.63% due 07/22/2019	GBP	235,000	341,805
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		254,000	252,721

			2,089,860

Auto/Truck Parts & Equipment-Original — 0.1%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		250,000	250,625
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		290,000	253,025

			503,650

Banks-Commercial — 4.0%
Abbey National Treasury Services PLC Company Guar. Notes 1.13% due 01/14/2022	EUR	625,000	670,806
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		129,000	128,467
Abbey National Treasury Services PLC Company Guar. Notes 3.88% due 10/15/2029	GBP	100,000	155,253
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(4)	BRL	3,100,000	755,362
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		200,000	211,500
Bank of Ireland Senior Notes 2.75% due 06/05/2016	EUR	475,000	521,359
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		629,000	625,033
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR	200,000	230,617
Barclays Bank PLC Senior Notes 2.25% due 06/10/2024	EUR	350,000	402,094
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR	400,000	447,724
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	300,000	362,960
BPCE SA Sub. Notes 4.50% due 03/15/2025*		443,000	424,967
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 4.55% due 08/30/2029	GBP	110,000	182,167
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	130,000	232,616
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		254,000	252,989
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		691,000	687,309
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		200,000	221,527
ING Bank NV Senior Notes 4.00% due 03/15/2016*		489,000	492,071
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	200,000	338,512
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	250,000	279,894
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	725,000	873,010
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		554,000	545,052
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		855,000	850,731
Malayan Banking Bhd FRS Sub. Notes 3.25% due 09/20/2022		250,000	249,696
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017		473,000	480,928
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR	450,000	537,609
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		269,000	268,670
Nordea Bank AB Senior Notes 2.13% due 11/13/2019	GBP	100,000	148,688
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	203,471
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025		600,000	590,909
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		200,000	200,760
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	202,734
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	400,000	455,896
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	250,000	292,258
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020		667,000	658,847
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	600,000	677,685
Svenska Handelsbanken AB Senior Notes 3.00% due 11/20/2020	GBP	225,000	343,973
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*		200,000	198,116
Westpac Banking Corp. Senior Notes 4.13% due 05/25/2018	EUR	325,000	384,815
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		300,000	269,850

			16,056,925

Banks-Fiduciary — 0.1%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		360,000	359,628

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	265,000	311,045
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	350,000	447,744
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	150,000	247,834
Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP	150,000	311,668
Lloyds Bank PLC FRS Sub. Notes 11.88% due 12/16/2021	EUR	500,000	599,375
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		215,000	214,160
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		275,000	275,122

			2,406,948

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		742,000	740,922

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		487,000	522,863

Brewery — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		350,000	293,577

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046		203,000	201,802

Building Products-Cement — 0.1%
CRH Finance BV Company Guar. Notes 5.00% due 01/25/2019	EUR	300,000	368,958

Building-Heavy Construction — 0.1%
Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020		290,000	243,600

Building-Residential/Commercial — 0.3%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,325,000	1,258,750

Cable/Satellite TV — 0.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		661,000	654,390
Altice SA Company Guar. Notes 7.75% due 05/15/2022*		885,000	798,713
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		820,000	795,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*		525,000	501,375

			2,749,878

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 5.00% due 10/27/2026	GBP	185,000	303,316
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		200,000	192,012
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		250,000	230,625
Turkcell Iletisim Hizmetleri AS 5.75% due 10/15/2025*		200,000	193,190

			919,143

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		800,000	772,000
Solvay SA Senior Notes 4.63% due 06/27/2018	EUR	325,000	388,797

			1,160,797

Chemicals-Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		440,000	368,500

Consumer Products-Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		413,000	397,883

Cruise Lines — 0.5%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*		615,000	602,220
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		390,000	443,625
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		1,001,000	820,820

			1,866,665

Diamonds/Precious Stones — 0.0%
Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	163,000

Disposable Medical Products — 0.2%
ConvaTec Finance International SA 1st. Mtg. Bonds 8.25% due 01/15/2019*		800,000	744,000

Diversified Banking Institutions — 2.3%
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	400,000	483,417
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	200,000	244,330
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	350,000	424,223
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		239,000	231,218
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	250,000	426,278
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018		1,278,000	1,267,133
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025		547,000	503,190
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025		393,000	390,016
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	150,000	272,505
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*		983,000	985,395
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	700,000	774,384
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	700,000	846,306
Societe Generale SA Senior Notes 5.00% due 12/20/2018	GBP	345,000	553,890
Societe Generale SA 1st. Mtg. Bonds 5.63% due 11/24/2045*		200,000	191,620
UBS AG Senior Notes 1.80% due 03/26/2018		745,000	743,753
UBS AG Sub. Notes 7.63% due 08/17/2022		294,000	335,160
UBS AG London Senior Notes 1.13% due 06/30/2020	EUR	365,000	404,134
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*		202,000	201,790

			9,278,742

Diversified Financial Services — 0.3%
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	300,000	347,113
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*		695,000	695,313

			1,042,426

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		194,000	185,674

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		401,000	274,685
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*		169,000	109,850
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		332,000	303,780
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018		171,000	129,960

			818,275

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024		280,000	267,468

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	209,469

Electric-Generation — 0.4%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		980,000	964,761
Electricite de France SA Senior Notes 3.63% due 10/13/2025*		180,000	175,962
Electricite de France SA Senior Notes 4.95% due 10/13/2045*		386,000	374,788
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		236,000	230,921

			1,746,432

Electric-Integrated — 0.7%
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	80,005
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	400,000	541,970
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	100,000	172,442
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	700,000	815,602
Hrvatska Elektroprivreda Senior Notes 5.88% due 10/23/2022*		200,000	202,016
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP	300,000	476,336
SSE PLC Senior Notes 5.00% due 10/01/2018	GBP	90,000	143,286

			2,431,657

Electric-Transmission — 0.1%
National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	150,000	295,362

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*		111,000	108,086

Electronic Components-Semiconductors — 0.2%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*		755,000	785,200

Engineering/R&D Services — 0.1%
ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	200,000	232,238

Finance-Leasing Companies — 0.4%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022		385,000	394,625
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021		1,375,000	1,368,125

			1,762,750

Food-Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(4)	BRL	1,000,000	210,553

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.10% due 11/16/2020	EUR	375,000	428,364
Nestle Finance International, Ltd. Company Guar. Notes 2.25% due 11/30/2023	GBP	75,000	110,512

			538,876

Food-Retail — 0.3%
Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR	415,000	512,355
Casino Guichard Perrachon SA Senior Notes 3.16% due 08/06/2019	EUR	300,000	339,639
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		375,000	348,629

			1,200,623

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*		520,000	486,200
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		575,000	504,563

			990,763

Gas-Distribution — 0.1%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	300,000	396,009

Gas-Transportation — 0.0%
National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	60,000	119,102

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		450,000	335,250
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		337,000	270,926
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024		175,000	115,500

			721,676

Insurance-Multi-line — 0.2%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	275,000	336,666
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		194,000	189,975
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		439,000	410,145

			936,786

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025		274,000	269,721

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		380,000	359,109

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		300,000	283,500

Machinery-General Industrial — 0.3%
Alstom SA Senior Notes 3.00% due 07/08/2019	EUR	400,000	463,026
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		569,000	576,113

			1,039,139

Medical-Drugs — 0.8%
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022		1,275,000	1,281,375
Roche Finance Europe BV Company Guar. Notes 5.38% due 08/29/2023	GBP	125,000	221,944
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*		1,525,000	1,433,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		340,000	312,800

			3,249,619

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		385,000	384,694
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021		444,000	431,563

			816,257

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		537,000	335,625

Metal-Diversified — 0.1%
Glencore Finance Europe SA Company Guar. Notes 6.50% due 02/27/2019	GBP	200,000	272,211

Metal-Iron — 0.1%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019		300,000	295,788
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		200,000	64,000

			359,788

Mining Services — 0.1%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*		974,000	482,130

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	435,750

Oil Companies-Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		165,000	175,336
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		866,000	582,385
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		450,000	462,893
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		744,000	509,640
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		200,000	200,200
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		500,000	479,413

			2,409,867

Oil Companies-Integrated — 1.2%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		425,000	422,506
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	450,000	533,012
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		286,000	282,436
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		316,000	307,351
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	100,000	157,880
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		400,000	320,000
ENI Finance International SA Company Guar. Notes 5.00% due 01/27/2019	GBP	50,000	79,901
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		500,000	100,000
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	126,875
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		1,200,000	441,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		221,000	166,267
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		275,000	264,331
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		283,000	281,535
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		309,000	303,983
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		327,000	322,189
Total Capital International SA Company Guar. Notes 2.13% due 11/19/2021	EUR	300,000	346,099
Total Capital International SA Company Guar. Notes 2.25% due 12/17/2020	GBP	95,000	141,545

			4,596,910

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	244,799
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	195,976

			440,775

Paper & Related Products — 0.3%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*		1,040,000	998,400
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	178,000

			1,176,400

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		400,000	409,000
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		200,000	174,000

			583,000

Printing-Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		890,000	854,400

Real Estate Operations & Development — 0.1%
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	206,756
Yuzhou Properties Co., Ltd. Company Guar. Notes 8.63% due 01/24/2019		280,000	288,315

			495,071

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		300,000	297,966
Marks & Spencer PLC Senior Notes 6.13% due 12/06/2021	GBP	160,000	273,153

			571,119

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		810,000	704,700
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021		730,000	341,275

			1,045,975

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,111,000	955,460

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(3)(4)(7)(13)		1,330,000	0

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 7.25% due 02/25/2022		943,000	759,115

Steel-Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	129,000

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(4)	BRL	1,590,000	316,493

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR	400,000	511,903
European Investment Bank Senior Notes 4.63% due 10/12/2054	GBP	30,000	62,327
North American Development Bank Senior Notes 2.30% due 10/10/2018		584,000	588,024

			1,162,254

Telecom Services — 0.2%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		330,000	346,429
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*		500,000	486,250

			832,679

Telephone-Integrated — 0.8%
British Telecom PLC Senior Notes 6.63% due 06/23/2017	GBP	150,000	237,458
British Telecommunications PLC Senior Notes 1.13% due 06/10/2019	EUR	250,000	277,255
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	166,355
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	200,000	336,249
Oi SA Senior Notes 9.75% due 09/15/2016*(4)	BRL	575,000	102,029
Orange SA Senior Notes 3.88% due 01/14/2021	EUR	300,000	374,099
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	90,000	161,447
Orange SA Senior Notes 8.00% due 12/20/2017	GBP	135,000	223,190
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		480,000	500,400
Telecom Italia SpA Senior Notes 7.38% due 12/15/2017	GBP	150,000	240,601
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	100,000	124,018
Telefonica Emisiones SAU Company Guar. Notes 4.75% due 02/07/2017	EUR	300,000	342,003

			3,085,104

Television — 0.0%
Myriad International Holdings BV Company Guar. Notes 5.50% due 07/21/2025*		200,000	192,406

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		550,000	488,593

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		214,000	216,775

Total Foreign Corporate Bonds & Notes (cost $100,442,503)			89,417,650

FOREIGN GOVERNMENT OBLIGATIONS — 8.9%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		527,000	528,075

Sovereign — 8.7%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		415,000	399,437
Dominican Republic Senior Notes 5.88% due 04/18/2024*		370,000	369,075
Dominican Republic Senior Bonds 5.88% due 04/18/2024		380,000	379,050
Dominican Republic Senior Notes 6.60% due 01/28/2024*		260,000	270,400
Dominican Republic Senior Bonds 7.45% due 04/30/2044		350,000	352,625
Dominican Republic Senior Notes 8.63% due 04/20/2027		350,000	406,000
Federal Republic of Germany Bonds 0.25% due 10/11/2019	EUR	1,300,000	1,437,076
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR	1,250,000	1,349,135
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	900,000	1,084,876
Federal Republic of Germany Bonds 2.25% due 09/04/2021	EUR	225,000	275,051
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	126,000	170,793
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	775,000	1,425,068
Government of Jamaica Senior Notes 8.00% due 06/24/2019		160,000	171,600
Government of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	260,500
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*		500,000	508,079
Lebanese Republic Senior Notes 4.00% due 12/31/2017		213,000	210,125
Lebanese Republic Senior Notes 6.60% due 11/27/2026		700,000	686,000
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		760,000	655,500
Republic of Angola Senior Notes 9.50% due 11/12/2025*		425,000	395,250
Republic of Armenia Senior Notes 6.00% due 09/30/2020		750,000	727,222
Republic of Armenia Notes 7.15% due 03/26/2025		700,000	676,277
Republic of Colombia Senior Notes 4.50% due 01/28/2026		645,000	615,975
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		280,000	234,500
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		426,000	432,475
Republic of Croatia Senior Bonds 6.00% due 01/26/2024		950,000	989,643
Republic of Croatia Senior Notes 6.75% due 11/05/2019		600,000	642,750
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		500,000	498,250
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		740,000	626,225
Republic of Hungary Senior Notes 4.00% due 03/25/2019		350,000	364,700
Republic of Hungary Senior Notes 5.75% due 11/22/2023		670,000	749,663
Republic of Hungary Senior Notes 7.63% due 03/29/2041		170,000	230,030
Republic of Indonesia Bonds 4.75% due 01/08/2026*		320,000	316,052
Republic of Indonesia Bonds 5.95% due 01/08/2046*		732,000	720,710
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		117,000	122,591
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		400,000	354,832
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	182,016
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		200,000	213,206
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		500,000	591,250
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		819,000	681,817
Republic of Panama Senior Notes 3.75% due 03/16/2025		600,000	588,000
Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	705,250
Republic of Panama Senior Notes 6.70% due 01/26/2036		670,000	795,625
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		350,000	334,250
Republic of Peru Senior Notes 4.13% due 08/25/2027		189,000	185,220
Republic of Peru Senior Notes 6.55% due 03/14/2037		500,000	577,500
Republic of Poland Senior Notes 4.00% due 01/22/2024		770,000	810,040
Republic of Poland Senior Notes 5.13% due 04/21/2021		50,000	55,665
Republic of Serbia Senior Notes 7.25% due 09/28/2021		750,000	847,839
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		800,000	753,582
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		330,000	357,098
Republic of the Philippines Senior Notes 4.20% due 01/21/2024		650,000	704,071
Republic of the Philippines Senior Notes 8.38% due 06/17/2019		100,000	121,584
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		341,000	535,943
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,040,000	952,698
Republic of Turkey Senior Notes 4.88% due 04/16/2043		330,000	290,400
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		450,000	201,375
Republic of Venezuela Senior Notes 9.00% due 05/07/2023		370,000	147,075
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		278,000	109,115
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		560,000	249,200
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		555,000	245,587
Republic of Venezuela Senior Bonds 12.75% due 08/23/2022		790,000	353,525
Republic of Zambia Notes 5.38% due 09/20/2022		410,000	295,856
Republic of Zambia Senior Notes 8.50% due 04/14/2024		750,000	594,675
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	75,000	143,372
United Mexican States Senior Notes 3.60% due 01/30/2025		1,147,000	1,117,751
United Mexican States Senior Notes 4.75% due 03/08/2044		770,000	701,470
United Mexican States Senior Notes 6.05% due 01/11/2040		900,000	985,500

			34,535,090

Total Foreign Government Obligations (cost $38,057,513)			35,063,165

U.S. GOVERNMENT AGENCIES — 4.4%
Federal Home Loan Mtg. Corp. — 1.5%
1.89% due 02/01/2037 FRS		29,951	31,181
2.50% due 01/01/2028		316,681	321,878
2.50% due 04/01/2028		109,789	111,631
2.56% due 11/01/2037 FRS		186,153	197,933
3.00% due 08/01/2043		1,136,289	1,136,616
3.00% due 10/01/2045		126,348	126,243
3.00% due 12/01/2045		100,000	99,916
3.50% due 03/01/2042		431,150	444,371
3.50% due 04/01/2042		447,034	461,017
3.50% due 09/01/2043		529,122	546,327
3.50% due 03/01/2045		538,399	554,696
3.50% due 08/01/2045		181,700	187,507
3.50% due 10/01/2045		298,042	307,051
3.50% due 11/01/2045		142,703	147,016
4.00% due 09/01/2040		396,165	419,835
4.50% due 02/01/2020		9,432	9,749
4.50% due 08/01/2020		30,904	31,925
4.50% due 01/01/2039		27,075	29,157
4.50% due 12/01/2039		16,791	18,082
5.00% due 02/01/2034		37,160	41,118
5.00% due 05/01/2034		54,552	60,578
5.00% due 11/01/2043		358,075	394,223
5.50% due 05/01/2037		96,057	106,889
6.00% due 03/01/2040		75,303	85,023
6.50% due 02/01/2035		26,314	30,202
Federal Home Loan Mtg. Corp. REMIC FRS Series 3964, Class MD 2.00% due 01/15/2041(2)		14,456	14,407
Series 3572, Class JS 6.47% due 09/15/2039 (2)(8)		824,997	116,523
Series 1103, Class N IO 11.57% due 06/15/2021(2)(8)		724	104
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2 2.62% due 02/25/2024 FRS(2)		84,000	83,718
Series 2014-HQ2, Class M2 2.62% due 09/25/2024 FRS(2)		150,000	148,399

			6,263,315

Federal National Mtg. Assoc. — 2.6%
2.01% due 09/01/2035 FRS		138,325	144,614
2.27% due 05/01/2037 FRS		50,528	52,998
2.37% due 07/01/2039 FRS		118,866	124,973
2.42% due 10/01/2035 FRS		129,203	137,079
2.50% due 05/01/2040 FRS		160,006	169,446
2.51% due 11/01/2036 FRS		84,125	89,591
2.58% due 10/01/2040 FRS		50,353	53,423
2.63% due 08/01/2035 FRS		107,949	114,918
2.67% due 10/01/2040 FRS		87,766	93,145
3.00% due 10/01/2027		381,864	395,330
3.00% due 11/01/2027		418,575	433,329
3.00% due 03/01/2042		176,924	177,607
3.00% due 12/01/2042		178,418	179,220
3.00% due 05/01/2043		983,994	986,124
3.00% due 06/01/2045		48,508	48,606
3.00% due January TBA		71,000	71,001
3.50% due 08/01/2026		158,044	165,810
3.50% due 08/01/2027		170,394	178,693
3.50% due 10/01/2028		55,658	58,588
3.50% due 08/01/2042		174,637	180,532
3.50% due 02/01/2043		160,329	166,707
3.50% due 07/01/2045		144,891	149,633
3.50% due 09/01/2045		157,717	162,855
3.50% due January TBA		458,000	472,529
4.00% due 11/01/2025		241,140	255,845
4.00% due 04/01/2039		201,077	212,848
4.00% due 06/01/2039		454,027	486,052
4.00% due 09/01/2040		377,512	400,467
4.00% due 10/01/2040		435,398	461,814
4.00% due 11/01/2041		348,643	369,850
4.00% due 12/01/2043		13,230	14,124
4.00% due 10/01/2044		160,969	170,392
4.00% due 02/01/2045		121,658	128,928
4.00% due January TBA		399,000	422,211
4.50% due 06/01/2019		28,193	29,330
4.50% due 11/01/2022		68,897	72,372
4.50% due 06/01/2023		33,220	35,230
4.50% due 07/01/2041		56,119	60,741
4.50% due 12/01/2044		391,848	423,207
4.50% due January TBA		960,000	1,036,680
5.00% due 06/01/2019		23,148	24,291
5.00% due 01/01/2023		16,723	17,980
5.00% due 03/01/2034		31,247	34,551
5.00% due 05/01/2035		19,180	21,162
5.00% due 05/01/2040		146,233	161,673
5.00% due 07/01/2040		152,161	167,845
5.50% due 06/01/2038		48,084	53,734
6.00% due 02/01/2032		5,311	5,994
6.00% due 05/01/2034		2,914	3,322
6.00% due 10/01/2034		21,815	24,617
6.00% due 10/01/2037		15,718	17,738
7.50% due 01/01/2030		1,390	1,433
8.00% due 11/01/2028		5,097	5,913
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.02% due 01/25/2024(2)		162,911	163,161

Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)		130,109	128,752
Series 1989-2, Class D 8.80% due 01/25/2019(2)		4,797	5,112

			10,224,120

Government National Mtg. Assoc. — 0.2%
3.00% due 02/20/2045		210,965	214,113
3.00% due 05/20/2045		134,635	136,643
3.50% due 03/20/2045		168,537	175,951
3.50% due 04/20/2045		227,281	237,280

			763,987

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018		335,000	338,385

Total U.S. Government Agencies (cost $17,369,959)			17,589,807

U.S. GOVERNMENT TREASURIES — 7.7%
United States Treasury Bonds — 0.2%
2.88% due 08/15/2045		212,000	205,897
3.00% due 05/15/2045		483,000	480,792

			686,689

United States Treasury Notes — 7.5%
0.13% due 04/15/2018 TIPS(10)		1,322,137	1,319,589
0.50% due 11/30/2016		1,000,000	997,344
0.50% due 01/31/2017		4,000,000	3,985,312
0.50% due 07/31/2017		10,000,000	9,924,220
0.63% due 11/30/2017		7,500,000	7,437,893
0.75% due 01/15/2017		400	400
1.38% due 09/30/2020		1,289,000	1,266,744
2.00% due 08/15/2025		4,750,000	4,631,435
2.25% due 11/15/2025		320,000	319,287

			29,882,224

Total U.S. Government Treasuries (cost $30,915,816)			30,568,913

LOANS(5)(6) — 0.6%
Aerospace/Defense — 0.1%
Vencore Inc FRS 1st Lien 5.75% due 11/23/2019		519,178	516,420

E-Commerce/Services — 0.1%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022		693,906	555,125

Electronic Components-Semiconductors — 0.2%
SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019		664,813	654,841

Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS BTL-2nd Lien 8.50% due 08/04/2021		199,129	1,991

Publishing-Books — 0.2%
Cengage Learning Acquisitions, Inc. FRS BTL-1st Lien 7.00% due 03/31/2020		748,111	723,797

Total Loans (cost $2,789,116)			2,452,174

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	589,568
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		725,000	696,776
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		353,000	379,517

Total Municipal Bonds & Notes (cost $1,687,993)			1,665,861

COMMON STOCKS — 0.2%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(3)(4)		10,910	0

Television — 0.2%
ION Media Networks, Inc.†(3)(4)		655	658,266

Total Common Stocks (cost $163,656)			658,266

PREFERRED SECURITIES — 0.2%
Electric-Distribution — 0.1%
Entergy Louisiana LLC 4.70%		12,025	286,676

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 7.88%†		11,300	38,420

Telecom Services — 0.1%
Qwest Corp. 6.13%		23,325	579,393

Total Preferred Securities (cost $1,058,158)			904,489

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.5%
Banks-Commercial — 0.2%
Danske Bank A/S FRS 5.56% due 03/16/2017(11)	GBP	50,000	74,447
HSBC Bank Capital Funding LP FRS 5.84% due 11/05/2031(11)	GBP	200,000	321,376
Standard Chartered Bank VRS 8.10% due 05/11/2016(11)	GBP	165,000	246,344
Standard Chartered PLC VRS 6.50% due 04/02/2020*(11)		218,000	210,628

			852,795

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(11)		369,000	361,620

Banks-Super Regional — 0.4%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(11)		196,000	195,020
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(11)		558,000	504,572
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds 2.16% due 03/15/2017*(11)		287,000	255,430
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(11)		386,000	406,265
Wells Fargo Capital X 5.95% due 12/01/2086		223,000	225,230

			1,586,517

Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(11)	GBP	185,000	273,409

Diversified Banking Institutions — 2.1%
BAC Capital Trust XIII FRS Series F 4.00% due 01/21/2016(11)		1,070,000	821,225
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(11)		620,000	628,525
BNP Paribas SA VRS 7.38% due 08/19/2025*(11)		545,000	559,306
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(11)		648,000	642,492
Citigroup, Inc. FRS 5.95% due 05/15/2025(11)		762,000	733,425
Credit Agricole SA VRS 6.63% due 09/23/2019*(11)		524,000	515,092
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(11)		505,000	530,165
Deutsche Bank AG FRS 7.50% due 04/30/2025(11)		1,200,000	1,170,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(11)		209,000	207,694
HSBC Holdings PLC VRS 6.38% due 03/30/2025(11)		219,000	218,726
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(11)		1,393,000	1,408,671
Societe Generale SA FRS 7.00% due 12/19/2017(11)	EUR	300,000	356,182
Societe Generale SA VRS 7.88% due 12/18/2023*(11)		715,000	712,355

			8,503,858

Electric-Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		315,000	308,637
Enel SpA FRS Junior Sub. Notes 6.50% due 01/10/2074	EUR	175,000	205,538
Engie SA FRS 3.88% due 07/10/2018(11)	EUR	100,000	111,305
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(11)	EUR	300,000	310,147

			935,627

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		547,000	539,561

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,046,000	753,120

Food-Dairy Products — 0.4%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,450,000	1,537,000

Insurance-Life/Health — 0.1%
Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*		270,000	277,425
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		131,000	130,836

			408,261

Insurance-Multi-line — 0.2%
MetLife Capital Trust IV 7.88% due 12/15/2067*		197,000	240,340
MetLife, Inc. 6.40% due 12/15/2066		533,000	582,303

			822,643

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG FRS 5.77% due 06/12/2017(11)	EUR	200,000	230,677
Muenchener Rueckversicherungs-Gesellschaft AG VRS 7.63% due 06/21/2028	GBP	225,000	368,466

			599,143

Oil Companies-Integrated — 0.0%
TOTAL SA FRS 2.25% due 02/26/2021(11)	EUR	175,000	175,442

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075		166,000	153,481

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		629,000	660,450

Total Preferred Securities/Capital Securities (cost $18,019,704)			18,162,949

Total Long-Term Investment Securities (cost $413,568,622)			382,359,781

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015 (cost $10,293,000)		10,293,000	10,293,000

REPURCHASE AGREEMENTS — 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(12) (cost $1,044,000)		1,044,000	1,044,000

TOTAL INVESTMENTS (cost $424,905,622)(9)		99.4%	393,696,781
Other assets less liabilities		0.6	2,273,153

NET ASSETS		100.0%	$395,969,934

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $108,905,032 representing 27.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $2,047,474 representing 0.5% of net assets.

(5)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)	Company has filed for bankruptcy protection in country of issuance.

(8)	Interest Only

(9)	See Note 3 for cost of investments on a tax basis.

(10)	Principal amount of security is adjusted for inflation.

(11)	Perpetual maturity - maturity date reflects the next call date.

(12)	See Note 2 for details of Joint Repurchase Agreements.

(13)	Security in default of interest and principal at maturity.

(14)	Company has filed for Chapter 7 bankruptcy.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro

GBP — British Pound

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	15,375,000	USD	16,279,819	01/08/2016	$—	$(430,277)
	EUR	16,217,000	USD	17,817,618	01/22/2016	186,297	—
	GBP	9,250,000	USD	13,917,287	01/08/2016	280,818	—
	USD	299,468	EUR	275,000	01/08/2016	—	(588)
	USD	209,006	GBP	140,000	01/08/2016	—	(2,616)
	USD	246,263	EUR	225,000	01/22/2016	—	(1,640)

Net Unrealized Appreciation/(Depreciation)						$467,115	$(435,121)

EUR — Euro

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$2,601,131	$—	$2,601,131
U.S. Corporate Bonds & Notes:
Airlines	—	2,404,777	29,863	2,434,640
Gambling (Non-Hotel)	—	964,795	4,685	969,480
Rubber/Plastic Products	—	—	0	0
Other Industries	—	179,871,256		179,871,256
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	89,417,650	—	89,417,650
Foreign Government Obligation	—	35,063,165	—	35,063,165
U.S. Government Agencies	—	17,589,807	—	17,589,807
U.S. Government Treasuries	—	30,568,913	—	30,568,913
Loans:
Oil Companies-Exploration & Production	—	—	1,991	1,991
Other Industries	—	2,450,183	—	2,450,183
Municipal Bonds & Notes	—	1,665,861	—	1,665,861
Common Stocks	—	—	658,266	658,266
Preferred Securities	904,489	—	—	904,489
Preferred Securities/Capital Securities	—	18,162,949	—	18,162,949
Short-Term Investment Securities	—	10,293,000	—	10,293,000
Repurchase Agreements	—	1,044,000	—	1,044,000

Total Investments at Value	$904,489	$392,097,487	$694,805	$393,696,781

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$467,115	$—	$467,115

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$435,121	$—	$435,121

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
GLS Auto Receivables Trust 9.79% due 10/15/2025(1)	$340,000	$338,459
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037	1,105,738	1,123,527
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(2)	2,176,535	2,244,933
Leaf Receivables Funding 10 LLC Series 2015-1, Class E2 6.00% due 06/15/2023*	590,000	561,122

Total Asset Backed Securities (cost $4,265,511)		4,268,041

CONVERTIBLE BONDS & NOTES — 0.0%
Medical-Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(3) (cost $387,640)	745,000	0

U.S. CORPORATE BONDS & NOTES — 35.9%
Aerospace/Defense-Equipment — 0.6%
TransDigm, Inc. Senior Sub. Notes 6.50% due 05/15/2025*	1,530,000	1,482,187

Airlines — 0.3%
American Airlines Group, Inc. Company Guar. Notes 4.63% due 03/01/2020*	245,000	233,363
US Airways Pass Through Trust Series 2012-2 Class C 5.45% due 06/03/2018	500,000	502,500

		735,863

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	620,000	624,650

Applications Software — 0.6%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,115,000	1,036,950
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	420,000	437,850

		1,474,800

Athletic Equipment — 0.1%
Jarden Corp. Company Guar. Notes 5.00% due 11/15/2023*	295,000	301,638

Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 4.88% due 10/02/2023	665,000	680,068
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	205,000	196,648

		876,716

Auto/Truck Parts & Equipment-Original — 0.7%
Meritor, Inc. Company Guar. Notes 6.75% due 06/15/2021	545,000	501,400
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	340,000	343,400
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	1,110,000	1,023,975

		1,868,775

Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	430,000	449,350

Banks-Mortgage — 0.4%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,205,000	1,165,837

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	235,000	239,406

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,230,000	1,136,212
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	640,000	467,200
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	765,000	736,313

		2,339,725

Building & Construction Products-Misc. — 0.8%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	815,000	857,787
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	745,000	743,138
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	585,000	614,250

		2,215,175

Building Products-Cement — 0.2%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	490,000	420,175

Building-Residential/Commercial — 2.0%
Calatlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	610,000	651,175
Lennar Corp. Company Guar. Notes 4.50% due 11/15/2019	355,000	360,991
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	620,000	616,900
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021*	475,000	467,875
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	755,000	762,550
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	1,280,000	1,257,600
TRI Pointe Holdings, Inc. Senior Notes 4.38% due 06/15/2019	230,000	224,825
TRI Pointe Holdings, Inc. Company Guar. Notes 5.88% due 06/15/2024	835,000	812,037

		5,153,953

Cable/Satellite TV — 2.9%
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	500,000	457,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	25,000	25,031
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	185,000	186,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	125,000	128,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	580,000	611,175
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	365,000	380,056
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	300,000	299,708
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	1,160,000	1,162,900
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	513,000
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	775,000	680,063
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,329,900
Neptune Finco Corp. Company Guar. Notes 6.63% due 10/15/2025*	540,000	561,600
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	350,000	364,875
RCN Telecom Services LLC/RCN Capital Corp. Senior Notes 8.50% due 08/15/2020*	810,000	818,100

		7,518,883

Casino Hotels — 1.0%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	520,000	534,300
Boyd Gaming Corp. Company Guar. Notes 9.00% due 07/01/2020	600,000	636,000
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	485,000	460,750
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	1,000,000	1,027,500

		2,658,550

Cellular Telecom — 1.5%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	615,000	464,141
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,050,000	788,550
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	125,000	127,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	780,000	787,402
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	645,000	670,471
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	955,000	995,587

		3,833,651

Chemicals-Diversified — 0.1%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	230,000	178,825

Commercial Services-Finance — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	350,000	290,500
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	400,000	314,000
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	640,000	652,800

		1,257,300

Computers-Integrated Systems — 0.2%
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	440,000	407,000

Consulting Services — 0.1%
CEB, Inc. Company Guar. Notes 5.63% due 06/15/2023*	360,000	357,300

Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	55,000	55,859

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	990,000	962,775

Data Processing/Management — 0.3%
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	765,000	753,525

Diagnostic Kits — 0.2%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	600,000	576,000

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	335,000	323,275

Disposable Medical Products — 0.3%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	720,000	687,600

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	125,000	125,938
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	705,000	719,100

		845,038

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020†*(4)(5)	295,000	98,088

Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,065,000	1,115,588

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	760,000	628,900

Finance-Auto Loans — 0.8%
Ally Financial, Inc. Senior Notes 3.25% due 02/13/2018	185,000	184,075
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,910,000	1,900,450

		2,084,525

Finance-Consumer Loans — 0.4%
Springleaf Finance Corp. Senior Notes 5.25% due 12/15/2019	705,000	669,750
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	600,000	447,000

		1,116,750

Finance-Other Services — 0.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	415,000	367,275

Food-Catering — 0.5%
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024*	385,000	392,219
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	985,000	1,018,859

		1,411,078

Food-Misc./Diversified — 0.2%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 05/01/2019*	450,000	445,500

Food-Retail — 0.3%
Safeway, Inc. Senior Notes 7.25% due 02/01/2031	760,000	680,200

Gambling (Non-Hotel) — 0.3%
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021*	210,000	209,475
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	565,000	539,575

		749,050

Gas-Distribution — 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 5.13% due 07/15/2019	935,000	738,650

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	65,000	67,275

Independent Power Producers — 0.5%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	727,000	652,482
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	665,000	551,119

		1,203,601

Insurance-Multi-line — 0.2%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	645,000	428,925

Internet Connectivity Services — 0.0%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	62,000	66,805

Internet Infrastructure Equipment — 0.4%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022	890,000	916,700

Medical Labs & Testing Services — 0.2%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	415,000	425,375

Medical Products — 0.1%
Fredenius US Finance II, Inc. Company Guar. Notes 4.50% due 01/15/2023*	190,000	191,900

Medical-Drugs — 0.7%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	460,000	450,800
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	421,000	457,837
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	510,000	512,550
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	510,000	498,525

		1,919,712

Medical-Hospitals — 3.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	790,000	746,550
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	405,000	407,025
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,025,000	972,469
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,255,000	1,239,312
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	2,030,000	2,211,685
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.01% due 06/15/2020*	315,000	307,125
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	760,000	701,100
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	750,000	789,375
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	775,000	773,063

		8,147,704

Medical-Outpatient/Home Medical — 0.3%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	695,000	688,050

MRI/Medical Diagnostic Imaging — 0.3%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	734,000	715,650

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	410,000	432,550

Oil & Gas Drilling — 0.1%
Helmerich & Payne International Drilling Co. Company Guar. Notes 4.65% due 03/15/2025	375,000	375,170

Oil Companies-Exploration & Production — 1.6%
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	130,000	104,000
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	190,000	148,200
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	350,000	292,250
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	875,000	603,750
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	425,000	257,125
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	570,000	575,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	650,000	325,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	964,000	614,550
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	345,000	308,775
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	315,000	217,350
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	635,000	525,462
SM Energy Co. Senior Notes 6.13% due 11/15/2022	405,000	297,675

		4,269,837

Oil Refining & Marketing — 0.6%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	1,755,000	1,649,700

Oil-Field Services — 0.1%
FTS International, Inc. FRS Senior Sec. Notes 8.01% due 06/15/2020*	475,000	323,116

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024*	130,000	123,988
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025*	900,000	837,000

		960,988

Physicians Practice Management — 0.4%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	480,000	470,400
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	620,000	623,100

		1,093,500

Pipelines — 1.2%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	600,000	418,500
Enbridge Energy Partners LP Senior Notes 4.38% due 10/15/2020	125,000	121,940
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	528,175
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	830,000	744,925
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	630,000	558,102
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	700,000	644,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	200,000	185,000

		3,200,642

Racetracks — 0.6%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021*	310,000	310,775
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	610,000	597,800
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	660,000	640,200

		1,548,775

Real Estate Investment Trusts — 1.4%
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	880,000	875,600
DuPont Fabros Technology LP Company Guar. Notes 5.88% due 09/15/2021	625,000	650,000
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	500,000	487,500
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,000,000	971,250
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	590,000	609,175

		3,593,525

Rental Auto/Equipment — 0.7%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	580,000	468,350
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,275,000	1,236,750

		1,705,100

Research & Development — 0.3%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	745,000	726,375

Retail-Drug Store — 0.3%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	130,000	134,550
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	730,000	764,675

		899,225

Retail-Hypermarkets — 0.3%
Tops Holding LLC/Tops Markets II Corp. Senior Sec. Notes 8.00% due 06/15/2022*	670,000	659,950

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	105,000	101,850

Retail-Pawn Shops — 0.1%
First Cash Financial Services, Inc. Company Guar. Notes 6.75% due 04/01/2021	365,000	357,700

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	500,000	505,000

Retail-Propane Distribution — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	645,000	627,262
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	145,000	140,288

		767,550

Retail-Restaurants — 0.3%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	700,000	736,750

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(6)(7)	550,000	0

Security Services — 0.6%
ADT Corp. Senior Notes 6.25% due 10/15/2021	1,395,000	1,457,147

Semiconductor Equipment — 0.2%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	580,000	587,250

Specified Purpose Acquisitions — 0.4%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	1,135,000	1,125,353

Telephone-Integrated — 1.0%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	640,000	632,800
Frontier Communications Corp. Senior Notes 6.25% due 09/15/2021	945,000	800,887
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020*	105,000	106,313
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	110,000	109,588
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*	220,000	221,100
Windstream Services LLC Company Guar. Notes 7.75% due 10/15/2020	805,000	678,212

		2,548,900

Total U.S. Corporate Bonds & Notes (cost $100,493,184)		93,597,085

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Auto-Cars/Light Trucks — 0.2%
Fiat Chrysler Automobiles NV Senior Notes 5.25% due 04/15/2023	600,000	589,500

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	510,000	426,488

Cable/Satellite TV — 0.6%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	400,000	395,000
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	660,000	569,250
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	625,000	606,250

		1,570,500

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	380,000	313,500

Chemicals-Diversified — 0.7%
INEOS Group Holdings SA Sec. Notes 5.88% due 02/15/2019*	450,000	436,500
INEOS Group Holdings SA Sec. Notes 6.13% due 08/15/2018*	1,305,000	1,291,950

		1,728,450

Containers-Metal/Glass — 0.3%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(8)	318,027	313,454
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	365,000	340,362
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	51,176	50,281

		704,097

Cruise Lines — 0.2%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	445,000	435,753

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*	585,000	481,163
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	305,000	210,450

		691,613

Finance-Leasing Companies — 0.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.25% due 07/01/2020	170,000	171,275
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	475,000	486,281
Aircastle, Ltd. Senior Notes 5.13% due 03/15/2021	840,000	863,100

		1,520,656

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	205,000	191,675

Medical Products — 0.5%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	15,000	14,437
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	35,000	32,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,455,000	1,382,250

		1,428,887

Medical-Biomedical/Gene — 0.3%
Concordia Healthcare Corp. Company Guar. Notes 7.00% due 04/15/2023*	945,000	819,788

Medical-Drugs — 0.9%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(8)	741,000	722,475
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(8)	395,000	381,175
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	715,000	672,100
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	235,000	206,800
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	440,000	392,700

		2,375,250

Medical-Generic Drugs — 0.1%
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	260,000	259,426

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 5.80% due 12/15/2016	625,000	606,250

Oil Companies-Exploration & Production — 0.2%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	520,000	397,800

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	675,000	654,750
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	530,000	508,800

		1,163,550

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	240,000	188,400
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	695,000	637,662

		826,062

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015†*(1)(3)(7)(10)	1,025,000	0

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	445,000	323,738

Telecom Services — 0.5%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	350,000	364,000
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	455,000	484,575
Digicel, Ltd. Company Guar. Notes 6.75% due 03/01/2023*	250,000	208,750
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	360,000	380,700

		1,438,025

Telephone-Integrated — 0.4%
SoftBank Group Corp. Company Guar. Notes 4.50% due 04/15/2020*	545,000	542,275
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	400,000	399,000

		941,275

Total Foreign Corporate Bonds & Notes (cost $21,128,387)		18,752,283

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Mtg. Corp. — 0.8%
Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 2.07% due 04/25/2024(11) (cost $1,987,187)	2,000,000	1,965,639

LOANS(12)(13)(14) — 51.9%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.50% due 07/25/2022	258,000	227,900

Aerospace/Defense-Equipment — 0.7%
TransDigm, Inc. BTL-C 3.75% due 02/28/2020	477,538	465,666
TransDigm, Inc. FRS BTL-D 3.75% due 06/04/2021	1,481,203	1,439,236

		1,904,902

Airlines — 1.1%
American Airlines, Inc. FRS BTL 3.25% due 06/26/2020	1,325,630	1,306,456
American Airlines, Inc. FRS BTL-B 3.50% due 10/10/2021	479,160	473,855
LM US Member LLC FRS 1st Lien 4.75% due 10/25/2019	618,852	614,856
LM US Member LLC FRS BTL 4.75% due 10/25/2019	24,560	24,402
LM US Member LLC FRS 2nd Lien 8.25% due 01/25/2021	207,627	206,329
United Airlines, Inc. FRS BTL-B1 3.50% due 09/15/2021	251,875	249,776

		2,875,674

Applications Software — 1.8%
Applied Systems, Inc. FRS 2nd Lien 7.50% due 01/24/2022	644,253	619,691
Deltek, Inc. FRS 1st Lien 5.00% due 06/25/2022	691,586	684,670
Deltek, Inc. FRS BTL-2nd Lien 9.50% due 06/25/2023	247,000	244,736
Emdeon, Inc. FRS BTL-B2 3.75% due 11/02/2018	841,673	824,629
Mitchell International, Inc. FRS BTL 4.50% due 10/11/2020	878,699	829,272
Mitchell International, Inc. FRS 2nd Lien 8.50% due 10/11/2021	320,000	296,000
SS&C European Holdings SARL FRS BTL-A1 3.36% due 07/08/2020	48,775	48,409
SS&C European Holdings SARL FRS BTL-B2 4.00% due 07/08/2022	124,746	123,699
SS&C Technologies Holdings Europe SARL FRS BTL-A2 3.36% due 07/08/2020	75,650	75,083
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	847,659	840,545

		4,586,734

Athletic Equipment — 0.1%
Jarden Corp. FRS BTL-B1 3.17% due 09/30/2020	37,807	37,778
Jarden Corp. FRS BTL-B2 3.17% due 07/30/2022	268,328	267,909

		305,687

Auto-Cars/Light Trucks — 0.9%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	2,431,722	2,408,620

Auto/Truck Parts & Equipment-Original — 1.0%
Cooper-Standard Automotive, Inc. FRS BTL 4.00% due 04/04/2021	791,960	778,760
Federal-Mogul Holdings Corp. FRS BTL-C 4.75% due 04/15/2021	544,486	476,698
MPG Holdco I, Inc. BTL-B 3.75% due 10/20/2021	697,324	679,642
TI Group Automotive Systems LLC FRS Term B 4.50% due 06/30/2022	707,228	689,547

		2,624,647

Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission, Inc. FRS BTL-B3 3.50% due 08/23/2019	153,823	152,724

Bicycle Manufacturing — 0.2%
SRAM LLC FRS 1st Lien 4.00% due 04/10/2020	726,636	595,842

Bloodstock Services — 0.0%
NVA Holdings, Inc. FRS 1st Lien 4.75% due 08/14/2021	27,720	27,501

Broadcast Services/Program — 0.4%
iHeartCommunications, Inc. FRS BTL-D 7.17% due 01/30/2019	1,555,000	1,088,500

Building & Construction Products-Misc. — 0.7%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	731,260	683,728
Nortek, Inc. FRS BTL-B 3.50% due 10/30/2020	1,246,849	1,221,912

		1,905,640

Building & Construction-Misc. — 0.1%
Brock Holdings III, Inc. FRS 1st Lien 6.00% due 03/16/2017	310,678	288,931

Building Products-Cement — 0.9%
Headwaters, Inc. FRS BTL-B 4.50% due 03/24/2022	587,050	586,316
Quikrete Holdings, Inc. FRS 1st Lien 4.00% due 09/28/2020	600,000	592,875
Summit Materials LLC FRS BTL-B 4.25% due 07/17/2022	1,047,735	1,033,984

		2,213,175

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 8/15/2013†(1)(3)	2,037,810	0

Cable/Satellite TV — 0.8%
CCO Safari III LLC FRS BTL 3.25% due 08/24/2021	356,000	352,440
CCO Safari III LLC FRS BTL 3.50% due 01/24/2023	287,000	285,924
Neptune Finco Corp. FRS BTL 5.00% due 10/09/2022	990,000	987,172
Ziggo BV FRS BTL-B1 3.50% due 01/15/2022	147,915	143,362
Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	95,319	92,385
Ziggo NV FRS BTL-B3 3.50% due 01/15/2022	156,766	151,940

		2,013,223

Casino Hotels — 1.6%
Boyd Gaming Corp. FRS BTL-B 4.00% due 08/14/2020	547,574	543,956
CityCenter Holdings LLC FRS BTL-B 4.25% due 10/16/2020	1,268,041	1,258,002
Golden Nugget, Inc. FRS Delayed Draw 5.50% due 11/21/2019	133,879	132,540
Golden Nugget, Inc. FRS BTL 5.50% due 11/21/2019	312,384	309,260
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	1,368,355	1,348,685
Station Casinos LLC FRS BTL-B 4.25% due 03/02/2020	598,507	586,038

		4,178,481

Casino Services — 0.1%
Eldorado Resorts, Inc. FRS BTL-B 4.25% due 07/13/2022	332,330	330,668

Cellular Telecom — 0.2%
T-Mobile USA, Inc. FRS BTL-B 3.50% due 11/09/2022	585,000	584,269

Chemicals-Diversified — 0.1%
Ineos US Finance LLC FRS BTL 4.25% due 03/31/2022	362,261	348,935

Chemicals-Plastics — 0.2%
Polyone Corp. BTL-B 3.75% due 11/11/2022	524,000	521,380

Chemicals-Specialty — 0.2%
Royal Holdings, Inc. FRS 1st Lien 4.50% due 06/19/2022	619,885	607,875

Coal — 0.1%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	516,304	234,058

Commercial Services — 0.9%
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	765,873	740,863
Brickman Group, Ltd. FRS 2nd Lien 7.50% due 12/17/2021	515,000	463,500
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	1,240,274	1,229,034

		2,433,397

Commercial Services-Finance — 0.8%
Harland Clarke Holdings Corp. FRS BTL-B-4 6.00% due 08/04/2019	309,809	295,093
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	1,834,892	1,778,010

		2,073,103

Computer Services — 0.7%
DynCorp International, Inc. FRS BTL 6.25% due 07/07/2016	560,000	535,734
Presidio, Inc. FRS BTL 5.25% due 02/02/2022	419,232	412,594
Science Applications Int. Corp. FRS BTL-B 6.00% due 05/04/2022	776,100	775,453

		1,723,781

Computers-Integrated Systems — 0.9%
Kronos, Inc. FRS 1st Lien 4.50% due 10/30/2019	1,359,699	1,335,054
Kronos, Inc. FRS 2nd Lien 9.75% due 04/30/2020	564,557	559,382
Riverbed Technology, Inc. FRS BTL-B 6.00% due 04/24/2022	503,198	501,206

		2,395,642

Computers-Periphery Equipment — 0.8%
CDW LLC FRS BTL-B 3.25% due 04/29/2020	2,082,185	2,026,660

Consumer Products-Misc. — 0.5%
Reynolds Group Holdings, Inc. FRS BTL 4.50% due 12/01/2018	1,166,660	1,153,717
Spectrum Brands, Inc. FRS 1st Lien 3.50% due 06/23/2022	215,229	214,114

		1,367,831

Containers-Metal/Glass — 0.8%
Anchor Glass Container Corp. FRS 1st Lien 4.50% due 07/01/2022	1,337,742	1,333,283
Berlin Packaging LLC FRS 1st Lien 4.50% due 10/01/2021	544,702	539,595
Owens-Illinois, Inc. FRS BTL-B 3.50% due 08/06/2022	184,538	183,661

		2,056,539

Containers-Paper/Plastic — 0.5%
Berry Plastics Group, Inc. FRS BTL-D 3.50% due 02/08/2020	1,199,581	1,175,590

Cosmetics & Toiletries — 0.3%
Coty, Inc. BTL-B 3.75% due 10/27/2022	291,667	290,938
Galleria Co. BTL 3.75% due 10/22/2022	583,333	577,500

		868,438

Data Processing/Management — 2.4%
CCC Information Services, Inc. FRS Term Loan B 4.00% due 12/20/2019	1,185,925	1,162,207
First Data Corp. FRS BTL 3.92% due 03/24/2018	4,445,000	4,379,912
First Data Corp. FRS BTL 3.92% due 07/08/2022	651,000	640,304

		6,182,423

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	543,108	458,247

Diagnostic Kits — 0.2%
Alere, Inc. FRS BTL-B 4.25% due 06/18/2022	456,215	451,164

Dialysis Centers — 1.0%
DaVita HealthCare Partners, Inc. FRS BTL-B 3.50% due 06/24/2021	1,481,203	1,471,575
US Renal Care, Inc. BTL-B 5.25% due 11/06/2022	1,054,000	1,044,778

		2,516,353

Direct Marketing — 0.2%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	611,925	582,247

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC FRS BTL-B 4.25% due 05/15/2022	293,265	284,467

Distribution/Wholesale — 1.3%
American Builders & Contractors Supply Co., Inc. FRS BTL-B 3.50% due 04/16/2020	1,368,710	1,352,970
HD Supply, Inc. BTL-B 3.75% due 08/13/2021	653,363	640,622
Spin Holdco, Inc. FRS 1st Lien 4.25% due 11/14/2019	492,513	472,504
Univar, Inc. FRS BTL 4.25% due 07/01/2022	1,043,385	1,008,916

		3,475,012

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 4.25% due 06/30/2019	445,517	331,168

Electric-Integrated — 0.6%
Energy Future Intermediate Holding Co. LLC FRS DIP 4.25% due 06/19/2016	1,150,000	1,144,969
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.73% due 10/10/2017	1,372,835	416,570

		1,561,539

Electronic Components-Misc. — 0.2%
NXP BV/NXP Funding LLC BTL 3.75% due 12/07/2020	621,000	617,119

Electronic Components-Semiconductors — 1.0%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	645,239	644,029
Avago Technologies Cayman, Ltd. BTL-B 4.25% due 11/06/2022	1,991,000	1,964,731

		2,608,760

Energy-Alternate Sources — 0.1%
Granite Acquisition, Inc. FRS BTL-B 5.00% due 12/19/2021	383,154	341,007
Granite Acquisition, Inc. FRS BTL-C 5.00% due 12/19/2021	16,997	15,127

		356,134

Enterprise Software/Service — 0.9%
Epicor Software Corp. FRS 1st Lien 4.75% due 06/01/2022	395,015	384,810
Infor US, Inc. FRS BTL-B5 3.75% due 06/03/2020	1,111,339	1,043,964
Sophia LP FRS BTL-B 4.75% due 09/30/2022	847,875	836,853

		2,265,627

Extended Service Contracts — 0.6%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	1,146,646	1,106,514
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	595,000	543,681

		1,650,195

Filtration/Separation Products — 0.2%
Filtration Group, Inc. FRS 1st Lien 4.25% due 11/21/2020	411,179	398,673

Finance-Leasing Companies — 0.5%
Delos Finance SARL FRS BTL 3.50% due 03/06/2021	1,330,000	1,323,350

Finance-Mortgage Loan/Banker — 0.2%
Walter Investment Management Corp. FRS BTL-B 4.75% due 12/19/2020	616,839	529,710

Food-Baking — 0.6%
Hostess Brands LLC FRS 1st Lien 4.50% due 08/03/2022	827,925	823,527
Hostess Brands LLC FRS 2nd Lien 8.50% due 08/03/2023	610,000	603,392

		1,426,919

Food-Catering — 0.4%
Aramark Services, Inc. FRS BTL-F 3.25% due 02/24/2021	915,680	905,379

Food-Misc./Diversified — 1.0%
Dole Food Co., Inc. FRS BTL-B 4.50% due 11/01/2018	534,817	530,138
Pinnacle Foods Finance LLC FRS BTL-H 3.00% due 04/29/2020	2,078,876	2,042,496

		2,572,634

Food-Retail — 0.5%
Albertsons LLC FRS BTL-B4 5.50% due 08/25/2021	724,257	717,417
Albertsons LLC BTL 5.50% due 12/08/2022	469,000	465,189

		1,182,606

Gambling (Non-Hotel) — 0.6%
Mohegan Tribal Gaming Authority FRS BTL-B 5.50% due 06/15/2018	827,833	807,137
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	726,332	661,611

		1,468,748

Hospital Beds/Equipment — 0.1%
National Surgical Hospitals, Inc. FRS 1st Lien 4.50% due 06/01/2022	292,530	283,754

Hotels/Motels — 1.8%
Hilton Worldwide Finance LLC FRS BTL 3.50% due 10/26/2020	4,764,305	4,750,012

Human Resources — 0.7%
CHG Buyer Corp. FRS BTL 4.25% due 11/19/2019	997,174	976,814
Team Health, Inc. BTL-B 4.50% due 11/23/2022	720,000	718,650

		1,695,464

Independent Power Producers — 1.3%
Calpine Corp. FRS BTL-B5 3.50% due 05/27/2022	1,626,825	1,542,434
Calpine Corp. FRS Delayed Draw 4.00% due 10/30/2020	1,263,065	1,228,330
NRG Energy, Inc. FRS BTL-B 2.75% due 07/02/2018	648,333	630,302

		3,401,066

Insurance-Property/Casualty — 0.3%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	414,271	377,332
Asurion LLC FRS BTL-B-1 5.00% due 05/24/2019	84,840	79,803
Asurion LLC FRS BTL-B4 5.00% due 08/04/2022	358,200	329,245

		786,380

Internet Financial Services — 0.3%
US LLC 2 FRS BTL 4.00% due 08/06/2021	887,577	853,184

Internet Security — 0.3%
Blue Coat Systems, Inc. FRS BTL 4.00% due 05/20/2022	685,000	660,454

Investment Companies — 0.5%
Concentra, Inc. FRS 1st Lien 4.00% due 06/01/2022	673,615	668,563
RPI Finance Trust FRS BTL-B4 3.50% due 11/09/2020	749,323	744,327

		1,412,890

Investment Management/Advisor Services — 0.5%
AlixPartners LLP FRS BTL-B 4.50% due 07/28/2022	1,332,660	1,319,333

Leisure Games — 0.3%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	750,769	746,494

Leisure Products — 0.3%
Leslie’s Poolmart, Inc. FRS Tranche B 4.25% due 10/16/2019	854,852	830,275

Machinery-General Industrial — 0.4%
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	1,029,530	997,357

Medical Labs & Testing Services — 0.6%
American Renal Holdings, Inc. FRS 2nd Lien 8.50% due 03/20/2020	290,000	284,200
FHC Health Systems, Inc. FRS BTL 5.00% due 12/23/2021	655,050	622,297
inVentiv Health, Inc. FRS BTL-B4 7.75% due 05/15/2018	590,000	578,200
Surgical Care Affiliates LLC FRS BTL 4.25% due 03/17/2022	108,183	107,405

		1,592,102

Medical Products — 0.2%
ConvaTec, Inc. FRS BTL-B 4.25% due 06/15/2020	28,855	28,362
DJO Finance LLC FRS BTL 4.25% due 06/08/2020	377,055	366,215

		394,577

Medical-Biomedical/Gene — 0.1%
Amag Pharmaceuticals, Inc. 1st Lien 4.75% due 08/13/2021	138,463	132,578

Medical-Drugs — 0.9%
Endo Luxembourg Finance Co. FRS BTL-B 3.75% due 09/26/2022	652,000	642,220
Horizon Pharma, Inc. FRS BTL-B 4.50% due 05/07/2021	308,450	286,087
Quintiles Transnational Corp. BTL-B 3.25% due 05/12/2022	149,250	148,690
Valeant Pharmaceuticals International, Inc. BTL-BE 3.75% due 08/05/2020	700,000	670,688
Valeant Pharmaceuticals International, Inc. FRS BTL-B 4.00% due 04/01/2022	645,125	620,664

		2,368,349

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals LLC FRS BTL-B 4.50% due 11/01/2019	724,525	708,223

Medical-HMO — 0.4%
MPH Acquisition Holdings LLC BTL-B 3.75% due 03/31/2021	983,368	955,507

Medical-Hospitals — 0.9%
CHS/Community Health Systems, Inc. FRS BTL-F 3.66% due 12/31/2018	284,984	280,301
CHS/Community Health Systems, Inc. FRS BTL-H 3.66% due 01/27/2021	648,371	635,505
Onex Schumacher Finance LP FRS 1st Lien 5.00% due 07/31/2022	621,443	611,603
RegionalCare Hospital Partners, Inc. FRS BTL-B2 6.00% due 04/23/2019	846,286	830,771

		2,358,180

Medical-Outpatient/Home Medical — 0.5%
21st Century Oncology, Inc. FRS BTL 6.50% due 04/30/2022	517,400	434,616
Amsurg Corp. FRS BTL 3.50% due 07/16/2021	843,656	834,165
National Mentor Holdings, Inc. Tranche B 4.25% due 01/27/2021	140,569	136,469

		1,405,250

Multimedia — 0.7%
TWCC Holding Corp. FRS BTL-B 5.75% due 02/11/2020	575,482	574,763
TWCC Holding Corp. FRS 2nd Lien 7.00% due 06/26/2020	226,000	225,082
Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.50% due 06/30/2023	974,991	952,782

		1,752,627

Non-Hazardous Waste Disposal — 0.3%
Infiltrator Systems Integrated LLC FRS BTL 5.25% due 05/27/2022	195,020	193,557
Waste Industries USA, Inc. FRS BTL-B 4.25% due 02/27/2020	442,655	439,335

		632,892

Oil & Gas Drilling — 0.1%
Jonah Energy LLC FRS 2nd Lien 7.50% due 05/12/2021	400,000	244,000
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/18/2021	263,655	73,823

		317,823

Oil Companies-Exploration & Production — 0.0%
Fieldwood Energy LLC FRS 2nd Lien 8.38% due 09/30/2020	340,000	50,433

Oil Refining & Marketing — 0.2%
Chelsea Petroleum Products I LLC BTL-B 6.75% due 07/07/2022	529,000	514,893

Oil-Field Services — 0.1%
McJunkin Red Man Corp. FRS BTL-B 4.75% due 11/08/2019	346,352	316,912

Physicians Practice Management — 0.2%
Envision Healthcare Corp. FRS BTL-B2 4.50% due 10/28/2022	507,000	503,990

Professional Sports — 0.4%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/31/2021	1,035,000	998,775

Real Estate Investment Trusts — 0.0%
Equinix, Inc. BTL 4.00% due 11/20/2022	83,000	83,208

Real Estate Management/Services — 1.4%
Capital Automotive LP FRS 2nd Lien 6.00% due 04/30/2020	305,000	300,425
DTZ U.S. Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	1,492,500	1,453,944
Realogy Group LLC FRS BTL-B 3.75% due 03/05/2020	2,011,178	1,995,256

		3,749,625

Recreational Centers — 0.2%
Life Time Fitness, Inc. FRS BTL-B 4.25% due 06/10/2022	596,516	579,366

Research & Development — 0.1%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	290,540	281,824

Resort/Theme Parks — 0.2%
Six Flags Theme Parks, Inc. FRS Term B 3.50% due 06/30/2022	392,030	389,906

Retail-Arts & Crafts — 0.5%
Michaels Stores, Inc. BTL-B 3.75% due 01/28/2020	1,343,112	1,327,331

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. FRS BTL-B 4.25% due 08/19/2022	226,433	219,569

Retail-Major Department Stores — 0.1%
Hudson’s Bay Co. BTL-B 4.75% due 09/30/2022	341,014	339,202

Retail-Office Supplies — 0.2%
Staples, Inc. FRS BTL-B 3.50% due 04/07/2021	600,000	592,200

Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	586,055	570,122

Rubber/Plastic Products — 0.1%
US Farathane LLC FRS BTL 6.75% due 12/23/2021	319,200	315,210

Savings & Loans/Thrifts — 0.4%
Greatbatch. Inc. BTL-B 5.25% due 10/27/2022	706,000	700,264
Medimpact Healthcare Systems BTL 5.75% due 10/27/2022	444,375	437,709

		1,137,973

Schools — 0.3%
Laureate Education, Inc. FRS BTL-B 5.00% due 06/15/2018	992,255	821,917

Security Services — 0.3%
Builders FirstSource, Inc. BTL-B 6.00% due 07/31/2022	680,437	670,797

Special Purpose Entity — 0.1%
Graton Economic Development Authority BTL-B 4.75% due 09/01/2022	366,662	362,538

Specified Purpose Acquisitions — 0.2%
Ardent Legacy Acquisitions, Inc. BTL-B 6.50% due 07/21/2021	503,738	498,700

Telecom Services — 1.2%
Sable International Finance, Ltd. BTL-B1 5.50% due 11/23/2022	490,875	479,830
Sable International Finance, Ltd. BTL-B2 5.50% due 11/23/2022	401,625	392,923
SBA Senior Finance II LLC FRS Term B2 3.25% due 06/10/2022	834,805	814,979
Securus Technologies Holdings, Inc. FRS BTL-B2 5.25% due 04/30/2020	1,000,000	715,000
West Corp. BTL-B10 3.25% due 06/30/2018	700,000	687,000

		3,089,732

Telephone-Integrated — 0.8%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	1,681,000	1,651,233
XO Communications LLC FRS BTL 4.25% due 03/19/2021	543,090	529,965

		2,181,198

Television — 2.1%
Sinclair Television Group, Inc. FRS BTL-B1 3.50% due 07/30/2021	840,775	832,367
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	885,157	873,356
Univision Communications, Inc. FRS BTL 4.00% due 03/01/2020	3,861,247	3,773,566

		5,479,289

Theaters — 0.2%
CDS US Intermediate Holdings Inc. 1st Lien 5.00% due 07/08/2022	469,823	442,220

Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. FRS BTL-B 4.50% due 04/28/2022	45,770	44,083

Total Loans (cost $140,596,643)		135,210,605

COMMON STOCKS†(1)(3) — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.	7,270	35,012

Multimedia — 0.0%
Haights Cross Communication, Inc.	19,388	0

Total Common Stocks (cost $204,047)		35,012

PREFERRED SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
GMAC Capital Trust I FRS Series 2 8.13% (cost $1,191,987)	46,500	1,179,240

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. FRS 5.63% due 12/15/2019(15)	110,000	110,687

Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(15)	110,000	109,588

Insurance-Multi-line — 0.2%
Voya Financial, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053	600,000	591,000

Total Preferred Securities/Capital Securities (cost $846,250)		811,275

WARRANTS†(1)(3)(16) — 0.3%
Television — 0.3%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	328	329,633
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	332	333,652

Total Warrants (cost $0)		663,285

TOTAL INVESTMENTS (cost $271,100,836)(9)	98.4%	256,482,465
Other assets less liabilities	1.6	4,098,267

NET ASSETS	100.0%	$260,580,732

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $52,506,798 representing 20.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Commercial Mortgage Backed Security

(3)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $698,297 representing 0.30% of net assets.

(4)	Security in default

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	Company has filed for Chapter 7 bankruptcy.

(7)	Security in default of interest and principal at maturity.

(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(9)	See Note 3 for cost of investments on a tax basis.

(10)	Company has filed for bankruptcy protection in the country of issuance.

(11)	Collateralized Mortgage Obligation

(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	Perpetual maturity — maturity date reflects the next call date.

(16)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
ION Media
Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	03/01/2011	332	$0	$333,652	1,004.98	0.13
ION Media
Networks, Inc.
Expires 12/18/2016	11/11/2010	327	0
(strike price $0.01)	03/01/2011	1	0

		328	0	329,633	1,004.98	0.13

				$663,285		0.26%

BTL	Bank Term Loan

DIP	Debtor-in-possession

FRS	Floating Rate Security

VRS	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015 (see Note 2)

	Level 1 - Unadjusted Qouted Prioes	Level 2 - Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total
ASSETS:
Investment at Value:* Asset Backed Securities:
Diversified Financial Services	$—	$3,929,582	$338,459	$4,268,041
Convertible Bonds & Notes	—	—	0	0
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	93,597,085	—	93,597,085
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	18,752,283	—	18,752,283
U.S. Government Agencies		1,965,639		1,965,639
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	135,210,605	—	135,210,605
Common Stocks	—	—	35,012	35,012
Preferred Securities	1,179,240	—	—	1,179,240
Preferred Securities/Capital Securities	—	811,275	—	811,275
Warrants	—	—	663,285	663,285

Total Investment at Value	$1,179,240	$254,266,469	$1,036,756	$256,482,465

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfer between Levels as of the end of the reporting period. There were no transfer between Levels during the reporting period.

At the beginning and end of the reporting period. Level 3 investment were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of December 31, 2015 is reported on a schedule following the Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts on foreign currencies to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2015, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2015, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(1)
Strategic Bond	$467,115	$435,121

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

The following table represents the average monthly balances of derivatives held during the period ended December 31, 2015:

Average Amount Outstanding During the Year
Fund	Foreign Forward Exchange Contracts(1)
Strategic Bond	$74,213,516

(1)	Amounts represent notional amounts in US dollars.

Note 2. Repurchase Agreements

As of December 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	2.01%	$6,684,000
Strategic Bond	0.31	1,044,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 31, 2015, bearing interest at a rate of 0.01% per annum, with a principal amount of $331,958,000, a repurchase price of $331,958,369, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	10/31/2017	$72,855,000	$72,565,183
U.S. Treasury Notes	0.75	12/31/2017	100,000,000	99,335,900
U.S. Treasury Notes	3.50	02/15/2018	40,000,000	42,525,000
U.S. Treasury Notes	3.50	05/15/2020	115,110,000	124,174,913

Note 3. Federal Income Taxes

As of December 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain/(Loss) Net	Cost of Investments
U.S. Government Securites	$6,804,630	$(2,182,015)	$4,622,615	$166,266,667
Strategic Bond	4,742,128	(37,532,857)	(32,790,729)	426,487,510
Flexible Credit Bond	1,612,203	(16,688,913)	(15,076,710)	271,559,175

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 29, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 29, 2016